Private Placement (Details) - Private Placement [Member]	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Sponsor [Member]
Private Placement [Line Items]
Units issued during period shares | shares	571,859
Sale of stock price per share | $ / shares	$ 10
Unit issued during period value new issues | $	$ 5,718,590
Maxim [Member]
Private Placement [Line Items]
Units issued during period shares | shares	103,734
Sale of stock price per share | $ / shares	$ 10
Unit issued during period value new issues | $	$ 1,037,340